SECURITY DEPOSIT	12 Months Ended
Dec. 31, 2023
Security Deposit
SECURITY DEPOSIT

6. SECURITY DEPOSIT

Security Deposit consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
Security Deposit which can be lifted within one year	33,700	33,909
Security Deposit which can be lifted in the second and third years	57,300	57,300
Total	91,000	91,209

The security deposits of the Company on the balance sheet for the year ended December 31, 2023 are the frozen funds deposited in the Company’s bank account in accordance with the office rental contract, including $33,700 which can be lifted within one year and $57,300 which can be lifted in the third year when the lease expires.